Consolidated Statements of Profit or Loss and Other Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Profit or loss [abstract]
Research and development expenses	$ 962	$ 493	$ 649
General and administrative expenses	1,665	970	1,902
Other expenses			742
Operating loss	2,627	1,463	3,293
Finance income		(29)	(630)
Finance expenses	23	1,204	872
Loss from operations	2,650	2,638	3,535
Loss	2,650	2,638	3,535
Total comprehensive loss	2,650	2,638	3,535
Attributable to:
Equity holders of the Company	2,650	2,638	3,482
Non-controlling interests			(53)
Total Attributable	$ 2,650	$ 2,638	$ 3,535
Basic loss per share attributable to equity holders of the Company:
Loss from operations (in Dollars per share)	$ 0.01	$ 0.01	$ 0.10
Diluted loss per share attributable to equity holders of the Company:
Loss from operations (in Dollars per share)	$ 0.01	$ 0.01	$ 0.11